DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
DEFERRED TAX ASSETS AND LIABILITIES
DEFERRED TAX ASSETS AND LIABILITIES

25.    DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets and liabilities before offset are attributable to the items detailed in the table below:

	Assets		Liabilities
	December 31,		December 31,
	2019	2020	2019	2020
	RMB	RMB	RMB	RMB
Receivables and inventories	2,546	2,411	—	—
Payables	1,142	1,286	—	—
Cash flow hedges	116	1,790	(384)	(4,420)
Property, plant and equipment	16,463	15,793	(12,317)	(13,415)
Tax losses carried forward	3,594	13,322	—	—
Financial assets at fair value through other comprehensive income	131	127	(7)	(11)
Intangible assets	595	869	(508)	(517)
Others	318	371	(882)	(676)
Deferred tax assets/(liabilities)	24,905	35,969	(14,098)	(19,039)

The consolidated elimination amount between deferred tax assets and liabilities are as follows:

	December 31,
	2019	2020
	RMB	RMB

Deferred tax assets	7,289	10,915
Deferred tax liabilities	7,289	10,915

Deferred tax assets and liabilities after the consolidated elimination adjustments are as follows:

	December 31,
	2019	2020
	RMB	RMB

Deferred tax assets	17,616	25,054
Deferred tax liabilities	6,809	8,124

As of December 31, 2019 and 2020, certain subsidiaries of the Company did not recognize deferred tax of deductible loss carried forward of RMB 16,605 and RMB 17,718, respectively, of which RMB 1,992 and RMB 4,349 were incurred for the years ended December 31, 2019 and 2020, respectively, because it was not probable that the future taxable profits will be realized. These deductible losses carried forward of RMB 3,089, RMB 5,938, RMB 2,356, RMB 1,986 and RMB 4,349 will expire in 2021, 2022, 2023, 2024, 2025 and after, respectively.

Periodically, management performed assessment on the probability that future taxable profit will be available over the period which the deferred tax assets can be realized or utilized. In assessing the probability, both positive and negative evidence was considered, including whether it is probable that the operations will have sufficient future taxable profits over the periods which the deferred tax assets are deductible or utilized and whether the tax losses result from identifiable causes which are unlikely to recur. During the years ended December 31, 2019 and 2020, write-down of deferred tax assets amounted to RMB 189 and RMB 75 (Note 11).

Movements in the deferred tax assets and liabilities are as follows:

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2018	income	income	Others	reserve	2018
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	381	2,176	3	3	—	2,563
Payables	1,925	(117)	—	—	—	1,808
Cash flow hedges	115	(10)	2,029	1	(1,031)	1,104
Property, plant and equipment	4,222	2,650	(130)	19	—	6,761
Tax losses carried forward	2,325	1,414	6	(36)	—	3,709
Available-for-sale financial assets	117	—	—	(117)	—	—
Financial assets at fair value through other comprehensive income	—	—	(1)	117	—	116
Intangible assets	(336)	273	—	2	—	(61)
Others	(84)	(142)	(2)	(26)	—	(254)
Net deferred tax assets/(liabilities)	8,665	6,244	1,905	(37)	(1,031)	15,746

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2019	income	income	Others	reserve	2019
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,563	(17)	—	—	—	2,546
Payables	1,808	(667)	—	1	—	1,142
Cash flow hedges	1,104	73	(1,195)	—	(250)	(268)
Property, plant and equipment	6,761	(2,575)	(39)	(1)	—	4,146
Tax losses carried forward	3,709	(151)	38	(2)	—	3,594
Financial assets at fair value through other comprehensive income	116	—	8	—	—	124
Intangible assets	(61)	148	—	—	—	87
Others	(254)	(196)	(49)	(65)	—	(564)
Net deferred tax assets/(liabilities)	15,746	(3,385)	(1,237)	(67)	(250)	10,807

		Recognized in	Recognized in			Balance as
	Balance as of	consolidated	other		Transferred	of
	January 1,	statement of	comprehensive		from	December 31,
	2020	income	income	Others	reserve	2020
	RMB	RMB	RMB	RMB	RMB	RMB

Receivables and inventories	2,546	(122)	(12)	(1)	—	2,411
Payables	1,142	144	—	—	—	1,286
Cash flow hedges	(268)	(42)	(2,316)	—	(4)	(2,630)
Property, plant and equipment	4,146	(2,244)	127	349	—	2,378
Tax losses carried forward	3,594	9,960	(84)	(148)	—	13,322
Financial assets at fair value through other comprehensive income	124	(4)	(4)	—	—	116
Intangible assets	87	19	—	246	—	352
Others	(564)	162	24	73	—	(305)
Net deferred tax assets/(liabilities)	10,807	7,873	(2,265)	519	(4)	16,930